Commitments for Expenditure (Tables)	12 Months Ended
Jun. 30, 2018
Schedule of Operating Lease Commitment

	Consolidated
	30 June 2018 $	30 June 2017 $
Lease commitments—operating
Committed at the reporting date but not recognised as liabilities, payable:
Within one year	117,562	—
One to five years	21,600	—
	139,162	—